Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Debt

Note 10 – Debt

Related Party Loans

The components of debt, along with the principal amounts, starting date, maturity dates, interest rates and balances as of June 30, 2024 and December 31, 2023 are as follows:

	Principal amount loans / limit credit lines	Starting date	Maturity date	Interest rate	June 30, 2024	December 31, 2023
Loans
Unsecured loans
1	200,723	4/1/2022	3/1/2028	4.5%	$200,723	$200,723
2	38,961	12/1/2022	7/1/2028	4.5%	38,961	38,961
3	23,975	1/9/2023	7/1/2028	4.5%	23,975	23,975
4	34,975	2/21/2023	7/1/2028	4.5%	34,975	34,975
Total unsecured loans					$298,634	$298,634

The unsecured loans of the Company are with a related party of the Company.

Convertible Notes

In August 2023, the Company entered into two Class A Convertible Note agreements (“Convertible Notes”) with AFAR for the principal sum of $120,000. During June 2024, the Company has secured additional fundraising of $3.4 million. These Convertible Notes currently accrue interest at a 5% simple interest rate per annum and are set to convert into Class A Common Stock, as stated in the agreements governing the Convertible Notes, upon completion of the Business Combination, or will become due in August 2025.

Interest expense related to the outstanding debt obligations for the six months ended June 30, 2024 and 2023 was $41,967 and $6,284, respectively.

Note 10 – Debt

Related Party Loans

The components of debt, along with the principal amounts, starting date, maturity dates, interest rates and balances as of December 31, 2023 and 2022 are as follows:

	Principal amount loans / limit	Starting	Maturity	Interest	December 31,
	credit lines	date	date	rate	2023	2022
Loans
Unsecured loans
1	200,723	4/1/2022	3/1/2028	4.5%	$200,722	$200,722
2	38,961	12/1/202	7/1/2028	4.5%	38,961	38,961
3	23,975	1/9/2023	7/1/2028	4.5%	23,975	-
4	34,975	2/21/202	7/1/2028	4.5%	34,975	-
Total unsecured loans					298,634	239,683
Less: current portion					-	22,527
Total long-term debt					$298,634	$217,156

The unsecured loans of the Company are with a related party of the Company. Interest expense related to the debt for the years ended December 31, 2023 and 2022 was $14,476 and $7,029, respectively.

Convertible Notes

In August 2023, the Company entered into two Class A Convertible Note agreements (“Convertible Notes”) with AFAR for the principal sum of $120,000. These Convertible Notes currently accrue interest at a 5% simple interest rate per annum, and are set to convert into Class A Common Stock, as stated in the agreements governing the Convertible Notes, upon completion of the Business Combination, or will become due in August 2025.